NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED JANUARY 31, 2018

TO THE PROSPECTUS DATED OCTOBER 31, 2017

In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class A Shares”, the table for Nuveen Short Term Bond Fund is deleted and replaced with the following table:

Nuveen Short Term Bond Fund

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	2.25%	2.30%	1.75%
$50,000 but less than $100,000	2.00	2.04	1.75
$100,000 but less than $250,000	1.25	1.27	1.00
$250,000 and over*	—	—	0.75
*	You can purchase $250,000 or more of Class A shares at net asset value without an up-front sales charge. The Distributor pays financial intermediaries of record at a rate of 0.75% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million, which includes an advance of the first year’s service fee. Unless you are eligible for a waiver, you may be assessed a CDSC of 0.75% if you redeem any of your shares within 18 months of purchase. This period will be shortened to 12 months for shares purchased on or after March 27, 2018. See “Contingent Deferred Sales Charges” below for information concerning the CDSC and “How to Reduce Your Sales Charge—CDSC Waivers and Reductions” below for information concerning CDSC waivers and reductions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-STBP-0118P

NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED JANUARY 31, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

In the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class A Shares”, the table for Nuveen Limited Term Municipal Bond Fund and Nuveen Short Term Municipal Bond Fund is deleted and replaced with the following table:

Nuveen Limited Term Municipal Bond Fund

Nuveen Short Term Municipal Bond Fund

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	2.50%	2.56%	2.00%
$50,000 but less than $100,000	2.00	2.04	1.60
$100,000 but less than $250,000	1.50	1.52	1.20
$250,000 and over*	—	—	0.70
*	You can purchase $250,000 or more of Class A shares at net asset value without an up-front sales charge. The Distributor pays financial intermediaries of record at a rate of 0.70% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million, which includes an advance of the first year’s service fee. Unless you are eligible for a waiver, you may be assessed a CDSC of 0.70% if you redeem any of your shares within 18 months of purchase. For Nuveen Short Term Municipal Bond Fund, this period will be shortened to 12 months for shares purchased on or after March 27, 2018. See “Contingent Deferred Sales Charges” below for information concerning the CDSC and “How to Reduce Your Sales Charge—CDSC Waivers and Reductions” below for information concerning CDSC waivers and reductions.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-STMBP-0118P

NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED JANUARY 31, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2017

The second paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Contingent Deferred Sales Charge” is deleted and replaced with the following:

Class A shares are normally redeemed at net asset value, without any CDSC. However, in the case of Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million ($250,000 for Nuveen Short Term Bond Fund), a CDSC is imposed on any redemption within 18 months of purchase. Class A shares of Nuveen Short Term Bond Fund purchased in this manner on or after March 27, 2018 will be assessed a CDSC if redeemed within 12 months of purchase. Class C shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1.00% is imposed upon any redemption within 12 months of purchase (except in cases where a shareholder is eligible for a waiver).

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-STBSAI-0118P

NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED JANUARY 31, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2017

The second paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Contingent Deferred Sales Charge” is deleted and replaced with the following:

Class A shares are normally redeemed at net asset value, without any CDSC. However, in the case of Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $250,000 ($500,000 for Nuveen High Yield Municipal Bond Fund), a CDSC is imposed on any redemption within 18 months of purchase. Class A shares of Nuveen Short Term Municipal Bond Fund purchased in this manner on or after March 27, 2018 will be assessed a CDSC if redeemed within 12 months of purchase. Class C shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1.00% is imposed upon any redemption within 12 months of purchase (except in cases where a shareholder is eligible for a waiver).

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-STMBSAI-0118P